Related parties	9 Months Ended
Sep. 30, 2022
Related parties
Related parties

31.Related parties

The balances with associated companies and joint ventures as of September 30, 2022 (unaudited), and December 31, 2021, are as follows:

	Accounts	Loans	Other	Accounts	Loans	Other
	receivable	receivable	assets	payable	payable	liabilities
Joint ventures
Equion Energía Limited	42	—	889	3,205	770,036	93
Ecodiesel Colombia S.A.	3,957	—	—	61,433	—	2
Interligação Elétrica do Madeira S.A.	52,555	—	—	—	—	—
Interligação Elétrica Garanhuns S.A.	12,610	68	—	—	—	—
Interligação Elétrica Paraguaçu S.A.	—	7	—	—	—	—
Interligação Elétrica Ivaí S.A.	—	137	—	—	—	—
Derivex S.A.	—	335	—	—	—	—
Associates
Gases del Caribe S.A. E.S.P.	93,009	—	—	—	—	—
Gas Natural del Oriente S.A. E.S.P.	3,592	—	—	7,031	—	—
Gases de la Guajira S.A. E.S.P.	1,797	—	—	—	—	—
Extrucol S.A.	936	—	—	389	—	—
E2 Energía Eficiente S.A. E.S.P.	11,238	—	—	1,345	—	—
Balance as of September 30, 2022 (unaudited)	179,736	547	889	73,403	770,036	95
Current	179,736	212	889	73,403	770,036	95
Non-current	—	335	—	—	—	—
	179,736	547	889	73,403	770,036	95
	(Note 7)	(Note 7)	(Note 11)	(Note 21)	(Note 20)

	Accounts	Loans	Other	Accounts	Loans	Other
	receivable	receivable	assets	payable	payable	liabilities
Joint ventures
Equion Energía Limited (1)	925	—	1,386	12,997	1,483,701	233
Ecodiesel Colombia S.A.	1,521	—	—	46,452	—	—
Interligação Elétrica Garanhuns S.A.	—	28	—	—	—	—
Interligação Elétrica Paraguaçu S.A.	—	28	—	—	—	—
Interligação Elétrica Aimorés S.A.	—	28	—	—	—	—
Interligação Elétrica Ivaí S.A.	—	28	—	—	—	—
Derivex S.A.	—	335	—	—	—	—
Associates
Gas Natural del Oriente S.A. E.S.P.	—	—	—	5,211	—	—
Extrucol S.A.	—	—	—	283	—	—
E2 Energía Eficiente S.A. E.S.P.	6,797	—	—	1,655	—	—
Balance as of December 31, 2021	9,243	447	1,386	66,598	1,483,701	233
Current	9,243	112	1,386	66,598	1,483,701	233
Non-current	—	335	—	—	—	—
	9,243	447	1,386	66,598	1,483,701	233
	(Note 7)	(Note 7)	(Note 11)	(Note 21)	(Note 20)

Loans payable:

(1)	Deposits held by Equion in Ecopetrol Capital AG.

The main transactions with related parties for the periods ended September 30, are detailed as follows:

	2022		2021
		Purchases of		Purchases of
	Sales and	product and	Sales and	product and
	services	other	services	other

	(Unaudited)		(Unaudited)
Joint ventures
Equion Energía Limited	430	15,423	15,829	52,536
Ecodiesel Colombia S.A.	13,993	468,589	26,144	314,780
	14,423	484,012	41,973	367,316
Associates
Gas Natural del Oriente S.A. E.S.P.	—	26,783	—	19,545
Extrucol S.A.	10	2,222	—	1,124
E2 Energía Eficiente S.A. E.S.P.	65,137	2,202	41,907	7,329
	65,147	31,207	41,907	27,998
	79,570	515,219	83,880	395,314